Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Basic earnings per share
Net income	$ 4,486	$ 3,860	$ 12,018	$ 10,673
Dividends on preferred shares and distributions on other equity instruments	(108)	(60)	(236)	(187)
Net income attributable to non-controlling interests	(3)	(2)	(7)	(5)
Net income available to common shareholders	$ 4,377	$ 3,800	$ 11,780	$ 10,499
Weighted average number of common shares (in thousands)	1,414,194	1,393,515	1,411,044	1,388,217
Basic earnings per share (in dollars)	$ 3.09	$ 2.73	$ 8.35	$ 7.56
Diluted earnings per share
Net income available to common shareholders	$ 4,377	$ 3,800	$ 11,780	$ 10,499
Weighted average number of common shares (in thousands)	1,414,194	1,393,515	1,411,044	1,388,217
Stock options	1,929	1,398	1,574	1,614
Issuable under other share-based compensation plans	26	26	26	26
Average number of diluted common shares (in thousands)	1,416,149	1,394,939	1,412,644	1,389,857
Diluted earnings per share (in dollars)	$ 3.09	$ 2.73	$ 8.34	$ 7.55
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 4,483	$ 3,858	$ 12,011	$ 10,668
Dividends on preferred shares and distributions on other equity instruments	$ (106)	$ (58)	$ (231)	$ (169)